Filed Pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act No. 811-07168

Hennessy BP Energy Transition Fund

Investor Class HNRGX | Institutional Class HNRIX

June 1, 2021

Supplement to the Summary Prospectus dated March 1, 2021

Effective June 1, 2021, the Hennessy BP Energy Fund has changed its name to the Hennessy BP Energy Transition Fund.

Accordingly, all references to the Hennessy BP Energy Fund in the Summary Prospectus are replaced in their entirety with references to the Hennessy BP Energy Transition Fund.

There are no changes being made to the Hennessy BP Energy Transition Fund’s investment objective, principal investment strategy, or principal risks.

******

Please Read Carefully and Keep for Future Reference